      As filed with the Securities and Exchange Commission July 10, 2000.

                                                       File No. 333-50467
                                                                811-06285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No. ___           [ ]
               Post-Effective Amendment No. _5_          [X]

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No. _66_                        [X]

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                          Christopher M. Grinnell, Esq.
                               Hartford Life, Inc.
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_   on July 17, 2000 pursuant to paragraph (b) of Rule 485
      ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___   on _______, 2000 pursuant to paragraph (a)(1) of Rule 485 this
      ___   post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)

            N-4 Item No.                             Prospectus Heading
            ------------                             ------------------
1. Cover Page                                Hartford Life Insurance Company

2. Definitions                               Definitions

3. Synopsis or Highlights                    Fee Table; Highlights

4. Condensed Financial Information           Accumulation Unit Values; Performance
                                             Related Information

5. General Description of Registrant;        Hartford Life Insurance Company, The
   Depositor and Portfolio Companies         Separate Account, The Fixed Account,
                                             and The Funds

6. Deductions                                Charges and Fees

7. General Description of Variable Annuity   The Contract
   Contracts

8. Annuity Period                            Annuity Payouts

9. Death Benefit                             Death Benefit

10. Purchases and Contract Value             Purchases and Contract Value

11. Redemptions                              Surrenders

12. Taxes                                    Federal Tax Considerations

13. Legal Proceedings                        Legal Matters and Experts

14. Table of Contents of the Statement of    Table of Contents of the Statement of
    Additional Information                   Additional Information

15. Cover Page                               Part B:  Statement of Additional
                                             Information

16. Table of Contents                        Table of Contents

17. General Information and History          Introduction


18. Services                                 Independent Public Accountants

19. Purchases of Securities Being Offered    Distribution of the Contracts

20. Underwriters                             Distribution of the Contracts

21. Calculation of Performance Data          Calculation of Yield and Return

22. Annuity Payments                         N/A

23. Financial Statements                     Financial Statements

24. Financial Statements and Exhibits        Financial Statements and Exhibits

25. Directors and Officers of the Depositor  Directors and Officers of the Depositor

26. Persons Controlled by or Under           Persons Controlled by or Under Common
    Common Control with the Depositor or     Control with the Depositor or Registrant
    Registrant

27. Number of Contract Owners                Number of Contract Owners

28. Indemnification                          Indemnification

29. Principal Underwriters                   Principal Underwriters

30. Location of Accounts and Records         Location of Accounts and Records

31. Management Services                      Management Services

32. Undertakings                             Undertakings

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 5, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-50467), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated July 17, 2000 is included in Part A of this Post-Effective Amendment.

PUTNAM HARTFORD CAPITAL ACCESS
VARIABLE ANNUITY
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED JULY 17, 2000 TO THE PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account and underlying Fund will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (as a percentage of net assets)

                                                                                                              TOTAL ANNUAL
                                                                                                             FUND OPERATING
                                                                                              OTHER             EXPENSES
                                                                                            EXPENSES           (INCLUDING
                                               MANAGEMENT FEES         12B-1 FEES        (INCLUDING ANY     WAIVERS AND ANY
                                             (INCLUDING WAIVERS)   (INCLUDING WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)(1)
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income
  Fund (2)(3)                                      0.41%                 0.15%               0.49%              1.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                 0.80%                 0.15%               0.33%              1.28%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                  0.68%                 0.15%               0.10%              0.93%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston         0.65%                 0.15%               0.18%              0.98%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund             0.65%                 0.15%               0.12%              0.92%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                       0.61%                 0.15%               0.12%              0.88%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                   0.46%                 0.15%               0.04%              0.65%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (2)            0.70%                 0.15%               0.20%              1.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                     0.70%                 0.15%               0.13%              0.98%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                          0.65%                 0.15%               0.07%              0.87%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                              0.60%                 0.15%               0.07%              0.82%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                0.80%                 0.15%               0.22%              1.17%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income
  Fund                                             0.80%                 0.15%               0.18%              1.13%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities
  Fund                                             1.08%                 0.15%               0.33%              1.56%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                           0.63%                 0.15%               0.08%              0.86%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                        0.41%                 0.15%               0.08%              0.64%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                   0.54%                 0.15%               0.05%              0.74%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                           0.70%                 0.15%               0.10%              0.95%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (3)           0.53%                 0.15%               0.37%              1.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (3)                        0.54%                 0.15%               0.31%              1.00%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (4)                 0.53%                 0.15%               0.76%              1.44%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (2)                      1.00%                 0.15%               0.19%              1.34%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund         0.65%                 0.15%               0.06%              0.86%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                               0.65%                 0.15%               0.10%              0.90%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                             0.53%                 0.15%               0.04%              0.72%
-----------------------------------------------------------------------------------------------------------------------------

(1) Except as noted, expenses are based on the Fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, 12b-1 Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Fund's first full fiscal year.

(3) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund, and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                                 TOTAL ANNUAL
                                                                                                FUND OPERATING
                                                                                 OTHER             EXPENSES
                                                             12B-1 FEES        EXPENSES           (INCLUDING
                                       MANAGEMENT FEES       (INCLUDING     (INCLUDING ANY     WAIVERS AND ANY
                                     (INCLUDING WAIVERS)      WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)(1)
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government
  Income Fund                              0.65%               0.15%            0.49%              1.29%
----------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
  Fund                                     0.70%               0.15%            0.37%              1.22%
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                    0.65%               0.15%            0.31%              1.11%
----------------------------------------------------------------------------------------------------------------

(4) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

EXAMPLE

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

                               If you surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $30        $ 91        N/A        N/A       $29        $90         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $30        $91         N/A        N/A
---------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

                               If you surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $31        $ 96        N/A        N/A       $31        $95         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $31        $96         N/A        N/A
-------------------------------------------------------------------------------------------

The following will be added to the "The Funds" section in alphabetical order:

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

HV-2599

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) All financial statements are included in Part A and Part B of the Registration Statement.

         (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

             (2)  Not applicable.

             (3) (a)  Principal Underwriter Agreement.(2)

             (3) (b)  Form of Dealer Agreement.(2)

             (4)  Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

             (5)  Form of Application.(1)

             (6) (a) Certificate of Incorporation of Hartford.(3)

             (6) (b) Bylaws of Hartford.(1)

             (7)  Not applicable.

             (8)  Not applicable.

             (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

            (10)  Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

            (11)  No financial statements are omitted.

            (12)  Not applicable.

            (13)  Not applicable.

            (14)  Not applicable.

            (15)  Copy of Power of Attorney.

            (16)  Organizational Chart.

------------------
         (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

         (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

         (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

Item 25.     Directors and Officers of the Depositor

-----------------------------------------------------------------------------------------------------
NAME                                       POSITION WITH HARTFORD
-----------------------------------------------------------------------------------------------------
David A. Carlson                           Vice President
-----------------------------------------------------------------------------------------------------
Peter W. Cummins                           Senior Vice President
-----------------------------------------------------------------------------------------------------
Bruce W. Ferris                            Vice President
-----------------------------------------------------------------------------------------------------
Timothy M. Fitch                           Vice President and Actuary
-----------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                        Vice President & Chief Accounting Officer
-----------------------------------------------------------------------------------------------------
David T. Foy                               Senior Vice President, Chief Financial Officer and Treasurer,
                                           Director*
-----------------------------------------------------------------------------------------------------
Lynda Godkin                               Senior Vice President, General Counsel and Corporate Secretary,
                                           Director*
-----------------------------------------------------------------------------------------------------
Lois W. Grady                              Senior Vice President
-----------------------------------------------------------------------------------------------------
Stephen T. Joyce                           Senior Vice President
-----------------------------------------------------------------------------------------------------
Michael D. Keeler                          Vice President
-----------------------------------------------------------------------------------------------------
Robert A. Kerzner                          Senior Vice President
-----------------------------------------------------------------------------------------------------
Thomas M. Marra                            President, Director*
-----------------------------------------------------------------------------------------------------
Deanne Osgood                              Vice President
-----------------------------------------------------------------------------------------------------
Craig R. Raymond                           Senior Vice President and Chief Actuary
-----------------------------------------------------------------------------------------------------
Donald A. Salama                           Vice President
-----------------------------------------------------------------------------------------------------
Lowndes A. Smith                           Chief Executive Officer, Director*
-----------------------------------------------------------------------------------------------------
David M. Znamierowski                      Senior Vice President and Chief Investment Officer, Director*
-----------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of April 29, 2000, there were 244,472 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
          Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel;
          (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

          Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One
          Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three
          Hartford Life and Annuity Insurance Company - Separate Account Five

          Hartford Life and Annuity Insurance Company - Separate Account Six
          Hartford Life and Annuity Insurance Company - Separate Account Seven
          Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA
          Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

              Name and Principal                Positions and Offices
               Business Address                   With  Underwriter
              ------------------                ---------------------

              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                               Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

                  Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of July, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT
  (Registrant)

*By: Thomas M. Marra
     ----------------------------
     Thomas M. Marra, President

                                                 *By:  /s/ Marianne O'Doherty
                                                      ------------------------
                                                           Marianne O'Doherty
                                                           Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     -------------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*    *By: /s/ Marianne O'Doherty
Thomas M. Marra,  President,                            ----------------------
     Director*                                          Marianne O'Doherty
Lowndes A. Smith, Chief                                 Attorney-in-Fact
     Executive Officer, Director*
Raymond P. Welnicki, Senior Vice President,             Dated:  July 10, 2000
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.